Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash	$ 2,478	$ 0
Accounts receivable, net	10,061	7,595
Prepaid expenses	268	115
Other assets	0	5
TOTAL CURRENT ASSETS	12,807	7,715
Property and equipment, net	910	129
Restricted cash	183	124
Deferred financing costs	74	0
Intangible assets	2,126	386
Goodwill	11,816	0
TOTAL ASSETS	27,916	8,354
CURRENT LIABILITIES
Cash overdraft	0	670
Accounts payable and accrued liabilities	4,629	2,435
Accrued compensation	1,180	214
Due to related party	0	343
Short term debt	3,304	0
TOTAL CURRENT LIABILITIES	9,113	3,662
Commitments and Contingencies
Deferred rent	9	20
Deferred tax liability	272	0
Other liabilities	224	0
Note payable stockholder, non-current	302	0
TOTAL LIABILITIES	9,920	3,682
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, authorized 1,000,000 shares, none issued
Common stock, $0.0001 par value, authorized 300,000,000 shares, issued and outstanding 83,156,969 and 20,000,000, respectively	8	2
Additional paid-in capital	17,820	4,316
Retained earnings	168	354
TOTAL STOCKHOLDERS' EQUITY	17,996	4,672
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 27,916	$ 8,354